Guarantor Financial Statements GUARANTOR AND NON GUARANTOR SUBSIDIARIES - CONSOLIDATING STATEMENT OF CASH FLOWS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating cash flow	$ 32,577	$ 38,958	$ 97,861
Capital expenditures	(53,440)	(75,535)	(65,542)
Net proceeds from sale of:
51% of European smoothie business	0	0	16,882
Equity method investments	3,142	3,307	21,345
Other long-term assets	4,993	3,512	1,089
Investing activity with subsidiaries	0	0	0
Other, net	(2,334)	745	(6,094)
Investing cash flow	(47,639)	(67,971)	(32,320)
Issuances of long-term debt	0	330,067	0
Repayments of long-term debt	(16,768)	(400,333)	(30,429)
Payments for debt modification and issuance costs	(2,405)	(5,026)	0
Payments of debt extinguishment costs	0	(6,915)	0
Borrowings under the revolving credit facility	70,000	0	0
Repayments of revolving credit facility	(30,000)	0	0
Financing activity with subsidiaries	0	0	0
Financing cash flow	20,827	(82,207)	(30,429)
Increase (decrease) in cash and equivalents	5,765	(111,220)	35,112
Cash and equivalents, beginning of period	45,261	156,481	121,369
Cash and equivalents, end of period	51,026	45,261	156,481
Parent Company [Member]
Operating cash flow	0	0	0
Capital expenditures	0	0	0
Net proceeds from sale of:
51% of European smoothie business			0
Equity method investments		0	0
Other long-term assets	2,601	0	0
Investing activity with subsidiaries	0	0	0
Other, net	0	0	0
Investing cash flow	2,601	0	0
Issuances of long-term debt		0	0
Repayments of long-term debt	0	0	0
Payments for debt modification and issuance costs	0	0
Payments of debt extinguishment costs		0
Borrowings under the revolving credit facility	0
Repayments of revolving credit facility	0
Financing activity with subsidiaries	0	0	0
Financing cash flow	0	0	0
Increase (decrease) in cash and equivalents	2,601	0	0
Cash and equivalents, beginning of period	0	0	0
Cash and equivalents, end of period	2,601	0	0
Subsidiary Issuer [Member]
Operating cash flow	(12,756)	1,212	70,565
Capital expenditures	(6,888)	(5,765)	(7,248)
Net proceeds from sale of:
51% of European smoothie business			0
Equity method investments	0	0	17,500
Other long-term assets	0	0	0
Investing activity with subsidiaries	0	(3,501)	0
Other, net	0	16	40
Investing cash flow	(6,888)	(9,250)	10,292
Issuances of long-term debt		330,000	0
Repayments of long-term debt	(16,500)	(400,265)	(30,307)
Payments for debt modification and issuance costs	(2,405)	(5,026)
Payments of debt extinguishment costs		(6,915)
Borrowings under the revolving credit facility	70,000
Repayments of revolving credit facility	(30,000)
Financing activity with subsidiaries	2,481	0	7,793
Financing cash flow	23,576	(82,206)	(22,514)
Increase (decrease) in cash and equivalents	3,932	(90,244)	58,343
Cash and equivalents, beginning of period	8,772	99,016	40,673
Cash and equivalents, end of period	12,704	8,772	99,016
Guarantor Subsidiaries [Member]
Operating cash flow	25,134	27,371	34,422
Capital expenditures	(19,728)	(30,332)	(26,504)
Net proceeds from sale of:
51% of European smoothie business			0
Equity method investments	0	0	0
Other long-term assets	1,341	155	23
Investing activity with subsidiaries	(6,710)	(154)	(8,606)
Other, net	0	(533)	(54)
Investing cash flow	(25,097)	(30,864)	(35,141)
Issuances of long-term debt		0	0
Repayments of long-term debt	(37)	(8)	(82)
Payments for debt modification and issuance costs	0	0
Payments of debt extinguishment costs		0
Borrowings under the revolving credit facility	0
Repayments of revolving credit facility	0
Financing activity with subsidiaries	0	3,501	0
Financing cash flow	(37)	3,493	(82)
Increase (decrease) in cash and equivalents	0	0	(801)
Cash and equivalents, beginning of period	0	0	801
Cash and equivalents, end of period	0	0	0
Non-Guarantor Subsidiaries [Member]
Operating cash flow	20,199	10,375	(7,126)
Capital expenditures	(26,824)	(39,438)	(31,790)
Net proceeds from sale of:
51% of European smoothie business			16,882
Equity method investments	3,142	3,307	3,845
Other long-term assets	1,051	3,357	1,066
Investing activity with subsidiaries	0	0	0
Other, net	(2,334)	1,262	(6,080)
Investing cash flow	(24,965)	(31,512)	(16,077)
Issuances of long-term debt		67	0
Repayments of long-term debt	(231)	(60)	(40)
Payments for debt modification and issuance costs	0	0
Payments of debt extinguishment costs		0
Borrowings under the revolving credit facility	0
Repayments of revolving credit facility	0
Financing activity with subsidiaries	4,229	154	813
Financing cash flow	3,998	161	773
Increase (decrease) in cash and equivalents	(768)	(20,976)	(22,430)
Cash and equivalents, beginning of period	36,489	57,465	79,895
Cash and equivalents, end of period	35,721	36,489	57,465
Consolidation, Eliminations [Member]
Operating cash flow	0	0	0
Capital expenditures	0	0	0
Net proceeds from sale of:
51% of European smoothie business			0
Equity method investments	0	0	0
Other long-term assets	0	0	0
Investing activity with subsidiaries	6,710	3,655	8,606
Other, net	0	0	0
Investing cash flow	6,710	3,655	8,606
Issuances of long-term debt		0	0
Repayments of long-term debt	0	0	0
Payments for debt modification and issuance costs	0	0
Payments of debt extinguishment costs		0
Borrowings under the revolving credit facility	0
Repayments of revolving credit facility	0
Financing activity with subsidiaries	(6,710)	(3,655)	(8,606)
Financing cash flow	(6,710)	(3,655)	(8,606)
Increase (decrease) in cash and equivalents	0	0	0
Cash and equivalents, beginning of period	0	0	0
Cash and equivalents, end of period	$ 0	$ 0	$ 0